Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2016
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001318342
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 03, 2017
Document Effective Date	dei_DocumentEffectiveDate	Apr. 03, 2017
Prospectus Date	rr_ProspectusDate	Apr. 01, 2017
AAM/Bahl & Gaynor Income Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	imstaam_ProspectusSupplementTextBlock

AAM/Bahl & Gaynor Income Growth Fund

Class A (Ticker Symbol: AFNAX)

Class C (Ticker Symbol: AFYCX)

Class T (Ticker Symbol: AFNTX)

Class I (Ticker Symbol: AFNIX)

A series of Investment Managers Series Trust

Supplement dated April 1, 2017, to the

Prospectus and Summary Prospectus both dated April 1, 2017.

Important Notice Regarding a Change in Investment Objective for the AAM/Bahl & Gaynor Income Growth Fund (the “Fund”)

Effective June 3, 2017, the Fund’s investment objective will change. The Fund’s Current Objective and New Objective are listed below. Accordingly, prior to June 3, 2017, all references in the prospectus and the summary prospectus to the Fund’s investment objective should be to the Current Objective, and thereafter to the New Objective.

Investment Objective Effective through June 2, 2017 (“Current Objective”):

The investment objectives of the AAM/Bahl & Gaynor Income Growth Fund are primarily current and growing income and secondarily long-term capital appreciation.

Investment Objective Effective June 3, 2017 (“New Objective”):

The investment objectives of the AAM/Bahl & Gaynor Income Growth Fund are primarily current and growing income, secondarily downside protection and thirdly long-term capital appreciation.

Please retain this Supplement with your records.